Loans and Financing - Summary of Changes in Loans and Financing (Parenthetical) (Detail) - IFRS Sixteen [member] R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Impact of initial adoption In lease liabilities	R$ 40,935
Lease liabilities incurred during the year	R$ 100,464